LEASES (Details Narrative) - USD ($) $ in Thousands		1 Months Ended				3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 25, 2023	May 31, 2023	Dec. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payment											$ 7
Operating lease payments						$ 146	$ 143		$ 443	$ 262	479	$ 261
Sublease income		$ 7
Operating lease, right-of-use asset			$ 307			1,154			1,154		1,380	307
Operating lease, liability			$ 263			$ 1,069			$ 1,069		1,326	263
Operating lease expense											$ 403	$ 264
Operating lease, weighted average remaining lease term			10 months 2 days			9 months 10 days			9 months 10 days		10 months 20 days	10 months 2 days
Vehicles [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted-average discount rate			6.00%			6.00%			6.00%		6.00%	6.00%
Office Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted-average discount rate			6.00%			12.80%			12.80%		12.80%	6.00%
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease description		Odysight.ai entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 48 months beginning on July 1, 2023, and the Company has an option to extend the lease period for an additional two years. The Company does not currently expect to extend the lease period.	Odysight.ai entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022 and the Company has an option to extend the lease period for an additional one year	In March 2021, Odysight.ai entered into a lease agreement for additional office space in Omer, Israel (“additional space”), with the term for such agreement is ending December 31, 2023	Odysight.ai entered into a lease agreement for office space in Omer, Israel (“original space”), with the 36-month term for such agreement beginning on January 1, 2021			In March 2021, Odysight.ai entered into a lease agreement for additional office space in Omer, Israel (the “Additional Space”), with the term for such agreement ending December 31, 2023.					Odysight.ai entered into a lease agreement for office space in Omer, Israel (the “Original Space”), with the 36-month term for such agreement beginning on January 1, 2021.
Operating lease payments		$ 25	$ 3										$ 7
Sublease income		$ 7
Option to extend	the lease for the original space will be extended for an additional five years until December 31, 2028.
Option to terminate	It was also agreed that Odysight.ai has an option to terminate the agreement for the Original Space after three years. Odysight.ai expects that the lease period for the Original Space will be three years.